Risk and Capital Management - Summary of Liquidity Risk (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 221,000	R$ 218,334
Pension plan, VGBL and individual life operations [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	217,697	214,646
Backing asset [Member] | Insurance Operations [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	3,303	3,688
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Related expenses [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 88	R$ 89
Liabilities(Duration in months)	109.4	126.2
Assets(Duration in months)	81.3	82.6
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Unearned Premiums [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 2,298	R$ 2,343
Liabilities(Duration in months)	57.8	59.1
Assets(Duration in months)	19.1	22.9
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | IBNR, PDR e PSL [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 838	R$ 876
Liabilities(Duration in months)	50.9	49.9
Assets(Duration in months)	27.2	29.0
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 132
Liabilities(Duration in months)	7.0	6.9
Assets(Duration in months)	96.4	104.5
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Redemptions And Other Unsettled Amounts [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 16	R$ 13
Liabilities(Duration in months)	16.3	7.9
Assets(Duration in months)	18.3	22.9
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Unearned Premiums [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 12	R$ 13
Liabilities(Duration in months)	17.4	11.1
Assets(Duration in months)	22.2	20.8
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Unsettled Claims [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 68	R$ 47
Liabilities(Duration in months)	17.4	11.1
Assets(Duration in months)	22.2	20.8
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | IBNR [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 22	R$ 22
Liabilities(Duration in months)	17.4	11.1
Assets(Duration in months)	22.2	20.8
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Redemptions And Other Unsettled Amounts [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 332	R$ 318
Liabilities(Duration in months)	17.4
Assets(Duration in months)	22.2	20.8
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Assets(Duration in months)	80.9
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical Reserve For Benefits Granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 3,278	R$ 2,781
Liabilities(Duration in months)	109.4	126.2
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical reserve for benefits to be granted - PGBL/ VGBL [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 205,670	R$ 204,394
Liabilities(Duration in months)	166.5	180.6
Assets(Duration in months)	56.2	57.0
LFT, repurchase agreements, NTN-B, NTN-C, debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Redemptions And Other Unsettled Amounts [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities(Duration in months)		11.1
LFT, repurchase agreements, NTN-B, NTN-C, debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical reserve for benefits to be granted - traditional [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 6,268	R$ 5,099
Liabilities(Duration in months)	188.5	199.8
Assets(Duration in months)	80.9	110.1
LFT, repurchase agreements, NTN-B, NTN-C, debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Mathematical reserve for benifits to be granted and benefits granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 17	R$ 204
Liabilities(Duration in months)	172.6	16.9
Assets(Duration in months)	24.0	2.6
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 1,304	R$ 1,273
Liabilities(Duration in months)	188.4	199.7
Assets(Duration in months)		110.1
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical Reserve For Benefits Granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Assets(Duration in months)	81.4	82.8
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Financial surplus [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 655	R$ 610
Liabilities(Duration in months)	188.5	199.8
Assets(Duration in months)	80.9	110.1
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)		R$ 250
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Financial surplus [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 2	R$ 2
Liabilities(Duration in months)	204.1	222.4
Assets(Duration in months)	18.3	22.9